Employee Benefits - Other Postretirement Benefits for U.S. Plans - Additional Information (Detail) (Other Postretirement Benefits for U.S. plans [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 Under 65 [Member]	Dec. 31, 2012 Under 65 [Member]	Dec. 31, 2013 Over 65 [Member]	Dec. 31, 2012 Over 65 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual rate of increase in per capita cost of covered health care benefits, rate	7.00%	8.00%	7.50%	7.00%	7.25%	6.50%
Annual rate of increase in per capita cost of covered health care benefits, ultimate rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Annual rate of increase in per capita cost of covered health care benefits, date	2020	2017	2020	2020	2018	2018
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment					0.60%	0.60%
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment					0.00%	0.00%
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment date					2062	2062